Loss per share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loss per common share
Net loss for the year	$ (38,246)	$ (127,210)
Weighted average number of common shares	107,985,916	101,017,241
Basic net loss per common share	$ (0.35)	$ (1.26)
Diluted net loss per common share	$ (0.35)	$ (1.26)